Derivative Financial Instruments Derivative Financial Instruments Narrative (Details)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011 contracts	Jun. 30, 2011 contracts	Dec. 31, 2010 EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] EUR (€)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Sep. 30, 2011 Euro Term Loan Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Euro Term Loan Interest Rate Swap [Member]	Jun. 30, 2011 Euro Term Loan Interest Rate Swap [Member]	Dec. 31, 2010 Euro Term Loan Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Euro Term Loan Interest Rate Swap [Member] EUR (€)	Jun. 30, 2011 USD Term Loan Interest Rate Swap June 2011 A [Member] USD ($)	Dec. 31, 2011 USD Term Loan Interest Rate Swap June 2011 B [Member] USD ($)	Jun. 30, 2011 USD Term Loan Interest Rate Swap June 2011 B [Member]
Pay fixed interest rate in interst rate swap									6.59%			2.11%		2.15%
Percentage rate above EURIBOR receive on interest rate swap									2.00%
Derivative, Description of Variable Rate Basis								Interbank Offered Rate (EURIBOR), plus 2%.
Notional amount of interest rate swaps										$ 147,700,000	€ 112,400,000	$ 100,000,000	$ 100,000,000
Cash Payment to Terminate Interest Rate Swap							2,900,000
Number of USD Term Loan Interest Rate Derivatives Expired		2
Notional amount of Euro denominated term loan			174,000,000	132,400,000
Number of foreign exchange forward contracts entered into YTD	550
Notional amount of foreign currency forward contracts					$ 50,000	$ 72,000,000